10. Junior Subordinated Debentures (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Junior Subordinated Notes [Abstract]
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 402,011	$ 409,938
Floating rate	3.08%	3.13%